Debt - Principal balances (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Total debt	$ 206,079,336
Current portion of deferred finance fees	(684,812)	$ (739,817)
Total current portion of long-term debt	19,797,647	22,834,543
Non-current portion of long-term debt	183,478,657	205,519,705
Loans Payable [Member]
Total debt	206,079,336	232,262,720
Deferred finance fees	(2,803,032)	(3,908,472)
Net total debt	203,276,304	228,354,248
Current portion of long-term debt	21,017,892	24,217,892
Current portion of deferred finance fees	(1,220,245)	(1,383,349)
Total current portion of long-term debt	19,797,647	22,834,543
Non-current portion of long-term debt	183,478,657	205,519,705
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	6,400,000	7,465,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	29,200,000	31,300,000
ABN DVB NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	76,310,030	92,131,594
Nordea SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	80,896,719	86,371,847
ABN Revolving Facility [Member] | Loans Payable [Member]
Total debt	$ 13,272,587	$ 14,994,279